Fair Value Measurements - Additional Information (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total equity method investments	$ 37,905,000	$ 38,191,000
Discovery Offshore
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total equity method investments	37,905,000	38,191,000
Equity method investments, fair value	$ 49,400,000	$ 49,100,000